TAXATION - Components of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
TAXATION
Temporary differences related to expenses and accruals	¥ 530	$ 73	¥ 620
Temporary differences related to impairment on advances to suppliers	306	42	306
Temporary differences related to provision for doubtful accounts	600	82	549
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	(3,392)	(465)	(3,402)
Startup expenses and advertising fees	33	5	54
Temporary differences related to equity investments	7,747	1,061	9,252
Temporary differences related to provision for prepayment for equipment	0	0	0
Tax loss carry forwards	142,365	19,504	77,500
Total deferred tax assets	148,189	20,302	84,879
Less: Valuation allowance	(148,189)	(20,302)	(84,879)	$ (11,629)	¥ (88,640)
Total deferred tax assets	¥ 0	$ 0	¥ 0